Allowance for Loan Losses - Credit Exposures by Internally Assigned Grades (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	$ 1,301,919	$ 1,154,740
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	203,110	177,101
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	245,606	210,121
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	592,222	523,598
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	80,312	78,851
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	145,260	124,823
Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	34,114	38,513
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,295	1,733
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,276,090	1,125,796
Pass [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	199,649	173,783
Pass [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	237,171	201,228
Pass [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	588,633	520,487
Pass [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	73,289	70,908
Pass [Member] | Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	145,251	124,769
Pass [Member] | Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	30,808	32,908
Pass [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,289	1,713
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	11,103	10,733
Special Mention [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	2,236	1,509
Special Mention [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	5,617	3,512
Special Mention [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	2,155	2,023
Special Mention [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	528	580
Special Mention [Member] | Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade		13
Special Mention [Member] | Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	567	3,096
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	14,726	18,211
Substandard [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,225	1,809
Substandard [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	2,818	5,381
Substandard [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,434	1,088
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	6,495	7,363
Substandard [Member] | Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	9	41
Substandard [Member] | Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	2,739	2,509
Substandard [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	$ 6	$ 20